EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY

NOTE 23. EQUITY

In accordance with Singapore law, our Company’s common stock does not have a par value. In addition, we are not required to have a number of authorized common shares to be issued.

In accordance with R.O.C. law, an appropriation for legal reserve amounting to 10 percent of a company’s net profit is required until the reserve equals the aggregate par value of such Taiwan company’s issued capital stock. As of December 31, 2010 and 2011, the legal reserves of Hoshin GigaMedia Center Inc. (“Hoshin GigaMedia”), which represent a component of our consolidated accumulated deficit, were $3.0 million for each period. The reserve can only be used to offset a deficit or be distributed as a stock dividend of up to 50 percent of the reserve balance when the reserve balance has reached 50 percent of the aggregate paid-in capital of Hoshin GigaMedia.

Under PRC laws and regulations, there are certain foreign exchange restrictions on our Company’s PRC subsidiaries and VIE subsidiaries with respect to transferring certain of their net assets to our Company either in the form of dividends, loans or advances.

As of December 31, 2010 and 2011, our Company’s total restricted net assets, which include paid up capital of PRC subsidiaries and the net assets of VIE subsidiaries in which our Company has no legal ownership, were approximately $2.5 million and $3.6 million, respectively.

On May 20, 2011, our board of directors approved an $11 million share repurchase program of GigaMedia’s common stock. Under the terms of the share repurchase program, GigaMedia could repurchase up to $11 million worth of its issued and outstanding shares during the period starting from June 1, 2011 to November 30, 2011. The repurchases could be made from time to time on the open market at prevailing market prices pursuant to a Rule 10b5-1 plan, subject to restrictions relating to volume, pricing and timing. The timing and extent of any repurchases depended upon market conditions, the trading price of GigaMedia’s shares and other factors. This share repurchase program was implemented in a manner consistent with market conditions, in the interests of our shareholders, and in compliance with GigaMedia’s securities trading policy and relevant Singapore and U.S. laws and regulations. During 2011, repurchases under this program amounted to approximately 5.6 million shares at a cost of $6.0 million. All of the shares repurchased under this program were cancelled by the end of 2011.